Convertible debentures - net of discounts and fees. (Details) - Convertible Debt - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	May 25, 2021	Feb. 18, 2021	Jan. 21, 2020	Dec. 31, 2019	Sep. 11, 2019
Convertible debentures - net of discounts and fees. (Details) - Convertible Debt [Line Items]
Loan amount	$ 585,750	$ 442,300	$ 53,625
OID and discounts and fees	$ 56,845	$ 164,471
Interest rate	12.00%	12.00%
Balance	$ 226,066	$ 153,817				$ 472,971
Power Up Lending Group, LTD #4 [Member]
Convertible debentures - net of discounts and fees. (Details) - Convertible Debt [Line Items]
Date of Loan	Mar. 29, 2021
Loan amount	$ 80,000
OID and discounts and fees	$ 20,600
Interest rate	12.00%
Balance	$ 26,720	$ 0
Power Up Lending Group, LTD #3 [Member]
Convertible debentures - net of discounts and fees. (Details) - Convertible Debt [Line Items]
Date of Loan	May 25, 2021	Sep. 11, 2019
Loan amount	$ 48,750	$ 76,000					$ 76,000
OID and discounts and fees	$ 13,987	$ 13,000
Interest rate	12.00%	8.00%
Balance	$ 33,202	$ 0				76,000
Oasis Note 1 [Member]
Convertible debentures - net of discounts and fees. (Details) - Convertible Debt [Line Items]
Date of Loan	Jan. 22, 2020
Loan amount	$ 189,000
OID and discounts and fees	$ 17,758
Interest rate	8.00%
Balance	$ 113,380	150,553
Oasis Note 2 [Member]
Convertible debentures - net of discounts and fees. (Details) - Convertible Debt [Line Items]
Date of Loan	Sep. 01, 2018
Loan amount	$ 150,000			$ 222,130.62	$ 208,000
OID and discounts and fees	$ 0
Interest rate	8.00%
Balance	$ 3,264	$ 3,264
Crown Bridge Tranche 1 [Member]
Convertible debentures - net of discounts and fees. (Details) - Convertible Debt [Line Items]
Date of Loan	Jul. 19, 2021	Aug. 08, 2019
Loan amount	$ 118,000	$ 50,000
OID and discounts and fees	$ 4,500	$ 5,000
Interest rate	8.00%	8.00%
Balance	$ 49,500	$ 0				$ 50,000